ACCUMULATED OTHER COMPREHENSIVE INCOME	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
9.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table provides a reconciliation of the changes in accumulated other comprehensive income, net of tax, by component (in thousands):

	Unrealized Gains and Losses on Investments	Foreign Currency Translation Adjustment	Total
Balance at December 31, 2012	$142	$(909)	$(767)
Other comprehensive income (loss) before reclassifications	(65)	34	(31)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net current-period other comprehensive income	(65)	34	(31)

Balance at March 31, 2013	$77	$(875)	$(798)

16.    ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table provides a reconciliation of the changes in accumulated other comprehensive income, net of tax, by component (in thousands):

	Gains and Losses on Investments	Currency Translation Adjustment	Total
Balance at December 31, 2009	$124	$(587)	$(463)
Other comprehensive income (loss)	277	42	319

Balance at December 31, 2010	401	(545)	(144)
Other comprehensive income (loss)	(451)	(163)	(614)

Balance at December 31, 2011	(50)	(708)	(758)
Other comprehensive income (loss)	192	(201)	(9)

Balance at December 31, 2012	$142	$(909)	$(767)